Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Tables
Schedule of regulatory compliance

As part of the new rules there are several provisions affecting the Company, such as the implementation of a new common tier ratio, the start of a capital conservation buffer, and increased prompt corrective action capital adequacy thresholds.

	Actual		For Capital Adequacy Purposes		To be Categorized as Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

December 31, 2014

Total capital (to risk-weighted assets)	$29,092	16.9%	$13,778	8.0%	$17,223	10.0%

Tier 1 capital (to risk-weighted assets)	$27,662	16.1%	$6,889	4.0%	$10,334	6.0%

Tangible capital (to tangible assets)	$27,662	8.5%	$4,858	1.5%	$6,477	2.0%

December 31, 2013

Total capital (to risk-weighted assets)	$24,033	17.9%	$10,748	8.0%	$13,436	10.0%

Tier 1 capital (to risk-weighted assets)	$22,563	16.8%	$5,374	4.0%	$8,061	6.0%

Tangible capital (to tangible assets)	$22,563	10.8%	$3,137	1.5%	$4,183	2.0%